Schedule of Investments (unaudited)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Apparel — 0.3%
NIKE Inc.
2.85%, 03/27/30 (Call 12/27/29)	$15	$13,479
3.38%, 03/27/50 (Call 09/27/49)(a)	15	11,957
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	10	8,372
		33,808
Auto Manufacturers — 1.0%
American Honda Finance Corp., 1.30%, 09/09/26	10	8,875
General Motors Co.
5.15%, 04/01/38 (Call 10/01/37)	25	22,045
6.80%, 10/01/27 (Call 08/01/27)	25	26,249
General Motors Financial Co. Inc., 2.70%, 06/10/31 (Call 03/10/31)	85	66,739
		123,908
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	10	8,417
4.15%, 05/01/52 (Call 11/01/51)	10	7,534
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	13	11,714
		27,665
Banks — 26.8%
Banco Santander SA, 1.85%, 03/25/26	200	176,428
Bank of America Corp.
2.30%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.220%)(b)	100	78,218
2.68%, 06/19/41 (Call 06/19/40), (1 day SOFR + 1.930%)(b)	10	6,974
2.69%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.320%)(b)	85	68,718
2.83%, 10/24/51 (Call 10/24/50), (1 day SOFR + 1.880%)(b)	10	6,404
2.97%, 02/04/33 (Call 02/04/32), (1 day SOFR + 1.330%)(b)	20	16,396
2.97%, 07/21/52 (Call 07/21/51), (1 day SOFR + 1.560%)(b)	52	34,363
3.31%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.580%)(b)	15	11,342
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(b)	10	9,179
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(b)	45	38,052
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(b)	5	4,095
4.25%, 10/22/26	5	4,901
5.02%, 07/22/33 (Call 07/22/32)(b)	5	4,821
Bank of Montreal, 2.65%, 03/08/27	45	41,212
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	15	13,486
Bank of Nova Scotia (The)
1.35%, 06/24/26	5	4,447
2.45%, 02/02/32	25	20,164
Barclays PLC, 4.38%, 01/12/26	300	288,606
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26 (Call 05/22/26)	45	39,578
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (1 day SOFR + 1.167%)(b)	10	7,984
2.90%, 11/03/42 (Call 11/03/41), (1 day SOFR + 1.379%)(b)	30	21,090
3.79%, 03/17/33 (Call 03/17/32), (1 day SOFR + 1.939%)(b)	5	4,359
4.30%, 11/20/26	20	19,480
4.41%, 03/31/31 (Call 03/31/30), (1 day SOFR + 3.914%)(b)	95	88,563
4.45%, 09/29/27	20	19,260
4.60%, 03/09/26	5	4,922
4.65%, 07/23/48 (Call 06/23/48)	25	22,539
4.75%, 05/18/46	55	46,919
6.63%, 06/15/32	15	15,839
Cooperatieve Rabobank UA, 5.25%, 05/24/41	10	10,228
Fifth Third Bancorp., 4.77%, 07/28/30 (Call 07/28/29)(b)	10	9,399
Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
2.62%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.281%)(b)	$100	$80,905
5.15%, 05/22/45	45	43,031
5.95%, 01/15/27	50	51,971
6.75%, 10/01/37	75	80,854
HSBC Holdings PLC, 2.80%, 05/24/32 (Call 05/24/31),
(1 day SOFR + 1.187%)(b)	200	154,867
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	5	4,118
ING Groep NV, 1.73%, 04/01/27 (Call 04/01/26),
(1 day SOFR + 1.005%)(b)	200	175,965
JPMorgan Chase & Co.
2.58%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.250%)(b)	135	109,666
3.33%, 04/22/52 (Call 04/22/51), (1 day SOFR + 1.580%)(b)	10	7,234
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(b)	15	12,284
5.40%, 01/06/42(a)	15	15,158
6.40%, 05/15/38	95	104,759
KeyCorp, 2.55%, 10/01/29	20	16,915
Lloyds Banking Group PLC, 1.63%, 05/11/27 (Call 05/11/26)(b)	200	172,539
Mitsubishi UFJ Financial Group Inc., 2.05%, 07/17/30	200	158,380
Mizuho Financial Group Inc., 2.84%, 09/13/26	200	181,977
Morgan Stanley
2.24%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.178%)(b)	185	144,009
2.94%, 01/21/33 (Call 01/21/32), (1 day SOFR + 1.290%)(b)	10	8,184
4.30%, 01/27/45	60	51,342
4.35%, 09/08/26	15	14,619
5.60%, 03/24/51 (Call 03/24/50), (1 day SOFR + 4.480%)(b)	30	31,306
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)	50	42,364
Royal Bank of Canada
1.15%, 07/14/26	40	35,177
2.30%, 11/03/31	10	8,046
State Street Corp., 2.20%, 03/03/31	5	4,039
Sumitomo Mitsui Financial Group Inc., 3.35%, 10/18/27(a)	200	184,496
Toronto-Dominion Bank (The)
2.00%, 09/10/31	15	11,761
4.46%, 06/08/32	35	33,394
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	20	16,771
1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(b)	10	8,870
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)	65	50,563
Westpac Banking Corp., 2.15%, 06/03/31	90	74,604
		3,228,134
Beverages — 1.0%
Coca-Cola Co. (The)
2.25%, 01/05/32	15	12,637
3.00%, 03/05/51(a)	35	26,400
3.45%, 03/25/30	25	23,314
Keurig Dr Pepper Inc., 3.80%, 05/01/50 (Call 11/01/49)	20	15,288
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	35	27,976
3.63%, 03/19/50 (Call 09/19/49)	25	21,220
		126,835
Biotechnology — 1.8%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)(a)	25	19,843
4.40%, 02/22/62 (Call 08/22/61)	15	12,369
4.66%, 06/15/51 (Call 12/15/50)	75	67,256

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	$20	$16,482
3.15%, 05/01/50 (Call 11/01/49)	5	3,433
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	25	20,057
4.00%, 09/01/36 (Call 03/01/36)	20	17,822
4.75%, 03/01/46 (Call 09/01/45)	50	46,083
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)(a)	15	11,743
		215,088
Building Materials — 0.3%
Carrier Global Corp., 3.58%, 04/05/50 (Call 10/05/49)	30	21,902
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	20	16,207
		38,109
Chemicals — 0.5%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	10	8,396
2.70%, 05/15/40 (Call 11/15/39)	10	7,528
Celanese U.S. Holdings LLC, 6.17%, 07/15/27 (Call 06/15/27)	13	12,711
CF Industries Inc., 5.15%, 03/15/34	15	14,306
Nutrien Ltd., 5.00%, 04/01/49 (Call 10/01/48)	10	9,173
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	15	12,945
		65,059
Commercial Services — 1.1%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	15	11,944
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	15	13,092
3.20%, 08/15/29 (Call 05/15/29)	15	12,797
5.95%, 08/15/52 (Call 02/15/52)	10	9,171
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	20	16,618
2.65%, 10/01/26 (Call 08/01/26)	65	60,485
S&P Global Inc., 2.90%, 03/01/32 (Call 12/01/31)(c)	10	8,618
		132,725
Computers — 4.8%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	200	171,397
2.65%, 02/08/51 (Call 08/08/50)	10	6,869
2.70%, 08/05/51 (Call 02/05/51)	40	27,618
2.80%, 02/08/61 (Call 02/08/60)	10	6,697
3.35%, 08/08/32 (Call 05/08/32)	15	13,833
4.65%, 02/23/46 (Call 08/23/45)	125	122,342
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(c)	5	3,441
4.90%, 10/01/26 (Call 08/01/26)	10	9,881
5.30%, 10/01/29 (Call 07/01/29)	40	39,501
6.02%, 06/15/26 (Call 03/15/26)	10	10,206
6.20%, 07/15/30 (Call 04/15/30)	10	10,275
8.35%, 07/15/46 (Call 01/15/46)	8	9,334
Hewlett Packard Enterprise Co., 6.20%, 10/15/35 (Call 04/15/35)	15	15,734
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	50	39,108
International Business Machines Corp., 4.15%, 05/15/39	100	87,942
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	3	2,830
		577,008
Cosmetics & Personal Care — 1.1%
Procter & Gamble Co. (The), 3.00%, 03/25/30	35	32,130
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	100	94,851
		126,981
Security	Par (000)	Value

Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28 (Call 08/29/28)	$150	$126,805
Air Lease Corp., 1.88%, 08/15/26 (Call 07/15/26)	5	4,368
Ally Financial Inc., 8.00%, 11/01/31	25	26,754
American Express Co.
3.13%, 05/20/26 (Call 04/20/26)	5	4,734
4.05%, 05/03/29 (Call 03/03/29)	25	23,860
4.05%, 12/03/42	10	8,657
Charles Schwab Corp. (The), 2.45%, 03/03/27 (Call 02/03/27)	15	13,778
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	5	4,230
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	35	32,828
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	10	7,664
3.00%, 09/15/60 (Call 03/15/60)	30	19,776
4.95%, 06/15/52 (Call 12/15/51)	15	14,335
Mastercard Inc., 3.85%, 03/26/50 (Call 09/26/49)	10	8,710
Nomura Holdings Inc., 1.65%, 07/14/26	200	174,471
Raymond James Financial Inc., 3.75%, 04/01/51 (Call 10/01/50)	10	7,383
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	25	22,352
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	10	7,839
2.05%, 04/15/30 (Call 01/15/30)	15	12,921
4.30%, 12/14/45 (Call 06/14/45)	25	23,519
		544,984
Electric — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	10	8,346

Electronics — 0.1%
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	10	7,996

Entertainment — 0.7%
Magallanes Inc.
4.28%, 03/15/32 (Call 12/15/31)(c)	35	29,746
5.05%, 03/15/42 (Call 09/15/41)(c)	10	8,009
5.14%, 03/15/52 (Call 09/15/51)(c)	55	42,540
		80,295
Environmental Control — 0.3%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	20	19,142
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	20	15,840
		34,982
Food — 1.5%
Conagra Brands Inc., 5.30%, 11/01/38 (Call 05/01/38)	25	23,805
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)	35	33,358
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	25	20,432
Kraft Heinz Foods Co., 4.38%, 06/01/46 (Call 12/01/45)	70	59,044
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	12	10,398
Sysco Corp., 6.60%, 04/01/50 (Call 10/01/49)	10	11,214
Tyson Foods Inc., 5.10%, 09/28/48 (Call 03/28/48)	20	18,779
		177,030
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	22	18,388

Health Care - Products — 0.9%
Abbott Laboratories, 4.90%, 11/30/46 (Call 05/30/46)	15	15,095
Baxter International Inc., 3.13%, 12/01/51 (Call 06/01/51)	10	6,681
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	80	70,472
Thermo Fisher Scientific Inc., 2.80%, 10/15/41 (Call 04/15/41)	30	22,548
		114,796
Health Care - Services — 4.1%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	15	11,675

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	$95	$88,223
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	40	33,725
3.60%, 03/15/51 (Call 09/15/50)	35	26,563
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	15	11,711
3.50%, 07/15/51 (Call 01/15/51)	45	30,352
4.13%, 06/15/29 (Call 03/15/29)(a)	10	9,141
4.50%, 02/15/27 (Call 08/15/26)	10	9,630
5.25%, 06/15/49 (Call 12/15/48)	10	8,782
5.38%, 09/01/26 (Call 03/01/26)	10	9,944
5.63%, 09/01/28 (Call 03/01/28)	10	9,956
5.88%, 02/15/26 (Call 08/15/25)	50	50,380
Humana Inc., 2.15%, 02/03/32 (Call 11/03/31)(a)	15	11,826
UnitedHealth Group Inc.
4.20%, 05/15/32 (Call 02/15/32)	51	49,044
4.20%, 01/15/47 (Call 07/15/46)	15	12,998
4.75%, 05/15/52 (Call 11/15/51)	92	86,998
5.35%, 02/15/33	15	15,616
6.05%, 02/15/63 (Call 08/15/62)	15	16,782
		493,346
Insurance — 1.3%
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	5	4,317
4.80%, 07/10/45 (Call 01/10/45)	10	9,004
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	15	9,968
4.35%, 11/03/45 (Call 05/03/45)	15	13,281
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	10	8,724
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	10	7,363
Marsh & McLennan Companies Inc., 4.90%, 03/15/49 (Call 09/15/48)	10	9,374
MetLife Inc.
4.05%, 03/01/45	27	22,704
4.55%, 03/23/30 (Call 12/23/29)	15	14,994
5.70%, 06/15/35	15	15,617
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	10	8,398
Prudential Financial Inc., 4.35%, 02/25/50 (Call 08/25/49)	25	21,569
Travelers Companies Inc. (The), 3.05%, 06/08/51 (Call 12/08/50)	15	10,387
		155,700
Internet — 1.8%
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	10	6,311
2.25%, 08/15/60 (Call 02/15/60)	10	6,062
Amazon.com Inc.
2.10%, 05/12/31 (Call 02/12/31)	60	50,040
3.10%, 05/12/51 (Call 11/12/50)	15	11,014
3.25%, 05/12/61 (Call 11/12/60)	95	68,219
3.88%, 08/22/37 (Call 02/22/37)	15	13,483
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	18	17,394
4.63%, 04/13/30 (Call 01/13/30)	10	9,749
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	28	24,935
3.65%, 05/10/51 (Call 11/10/50)	10	7,304
		214,511
Machinery — 0.5%
Caterpillar Financial Services Corp., 0.90%, 03/02/26	10	8,962
Caterpillar Inc., 3.25%, 09/19/49 (Call 03/19/49)	30	23,185
Security	Par (000)	Value

Machinery (continued)
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	$15	$13,488
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	22	18,715
		64,350
Manufacturing — 0.7%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	20	18,609
3.25%, 08/26/49 (Call 02/26/49)(a)	10	7,265
Eaton Corp., 4.15%, 03/15/33 (Call 12/15/32)	15	14,146
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	10	8,684
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	40	36,115
		84,819
Media — 4.9%
Comcast Corp.
2.94%, 11/01/56 (Call 05/01/56)	15	9,733
2.99%, 11/01/63 (Call 05/01/63)	130	82,152
3.75%, 04/01/40 (Call 10/01/39)	15	12,546
4.15%, 10/15/28 (Call 07/15/28)	245	238,018
4.25%, 01/15/33	15	14,222
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	55	49,341
5.20%, 09/20/47 (Call 03/20/47)	30	23,287
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	15	14,482
5.48%, 01/25/39 (Call 07/25/38)	10	9,207
5.58%, 01/25/49 (Call 07/25/48)	10	9,009
Paramount Global, 4.38%, 03/15/43	30	21,129
Walt Disney Co. (The)
2.65%, 01/13/31	50	43,042
3.60%, 01/13/51 (Call 07/13/50)	65	51,349
3.80%, 03/22/30(a)	15	14,121
		591,638
Mining — 0.2%
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	10	8,069
6.25%, 10/01/39	10	10,506
Rio Tinto Alcan Inc., 6.13%, 12/15/33	10	10,712
		29,287
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	11	9,093

Packaging & Containers — 0.1%
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	15	14,753

Pharmaceuticals — 10.5%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	65	60,839
4.05%, 11/21/39 (Call 05/21/39)	70	61,082
4.25%, 11/21/49 (Call 05/21/49)	55	47,011
4.70%, 05/14/45 (Call 11/14/44)	25	22,920
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	25	23,437
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	10	8,929
AstraZeneca PLC, 6.45%, 09/15/37	40	45,396
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	30	26,041
4.67%, 06/06/47 (Call 12/06/46)	10	9,061
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)(a)	25	19,944
2.95%, 03/15/32 (Call 12/15/31)(a)	25	22,078
3.40%, 07/26/29 (Call 04/26/29)	26	24,368
3.90%, 02/20/28 (Call 11/20/27)	15	14,577

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.25%, 10/26/49 (Call 04/26/49)	$60	$53,399
Cigna Corp., 4.90%, 12/15/48 (Call 06/15/48)	65	60,153
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)(a)	70	56,168
4.78%, 03/25/38 (Call 09/25/37)	15	13,852
5.05%, 03/25/48 (Call 09/25/47)	65	60,188
5.13%, 07/20/45 (Call 01/20/45)	15	13,996
Eli Lilly & Co., 2.25%, 05/15/50 (Call 11/15/49)	15	9,828
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	40	38,719
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	25	23,244
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	25	23,709
3.70%, 03/01/46 (Call 09/01/45)	80	68,798
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	35	28,258
2.90%, 12/10/61 (Call 06/10/61)	10	6,733
3.70%, 02/10/45 (Call 08/10/44)	60	50,248
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	30	25,731
2.75%, 08/14/50 (Call 02/14/50)	25	17,846
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	30	21,231
3.45%, 03/15/29 (Call 12/15/28)	15	14,202
4.13%, 12/15/46	15	13,641
7.20%, 03/15/39	35	43,105
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	245	230,716
		1,259,448
Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	20	15,242
3.55%, 03/15/52 (Call 09/15/51)	15	10,843
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	10	7,800
2.10%, 06/15/30 (Call 03/15/30)	10	8,022
3.10%, 06/15/50 (Call 12/15/49)	15	9,940
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	30	21,967
3.65%, 02/01/26 (Call 11/03/25)	35	33,302
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	20	17,901
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)	15	11,889
2.90%, 04/01/41 (Call 10/01/40)	30	21,064
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	25	20,147
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)	50	42,057
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	25	23,752
5.63%, 05/15/52 (Call 11/15/51)	5	4,513
		248,439
Retail — 5.3%
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)(a)	15	13,608
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	20	19,098
Home Depot Inc. (The)
2.75%, 09/15/51 (Call 03/15/51)	135	91,603
2.95%, 06/15/29 (Call 03/15/29)(a)	45	41,019
5.88%, 12/16/36	15	16,281
Lowe's Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	95	81,124
2.80%, 09/15/41 (Call 03/15/41)	35	24,712
Security	Par (000)	Value

Retail (continued)
4.45%, 04/01/62 (Call 10/01/61)	$20	$16,207
5.63%, 04/15/53 (Call 10/15/52)	15	14,975
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)	25	21,222
3.63%, 09/01/49 (Call 03/01/49)	30	23,358
3.70%, 01/30/26 (Call 10/30/25)	110	107,857
4.88%, 12/09/45 (Call 06/09/45)	15	14,168
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	15	11,248
3.55%, 08/15/29 (Call 05/15/29)	42	39,398
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	10	8,561
2.95%, 01/15/52 (Call 07/15/51)	5	3,518
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	95	90,880
		638,837
Semiconductors — 5.0%
Analog Devices Inc., 2.95%, 10/01/51 (Call 04/01/51)	5	3,574
Applied Materials Inc., 4.35%, 04/01/47 (Call 10/01/46)	15	13,834
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	30	28,393
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	45	35,661
3.46%, 09/15/26 (Call 07/15/26)	80	75,595
3.47%, 04/15/34 (Call 01/15/34)(c)	15	11,945
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	5	3,549
4.93%, 05/15/37 (Call 02/15/37)(c)	75	66,156
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	90	76,866
2.80%, 08/12/41 (Call 02/12/41)	85	60,515
3.05%, 08/12/51 (Call 02/12/51)	35	23,541
3.73%, 12/08/47 (Call 06/08/47)	10	7,738
4.60%, 03/25/40 (Call 09/25/39)	10	9,181
KLA Corp., 4.95%, 07/15/52 (Call 01/15/52)	15	14,488
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	5	4,856
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	15	12,235
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	25	23,095
NVIDIA Corp., 3.50%, 04/01/40 (Call 10/01/39)	20	16,564
NXP BV/NXP Funding LLC/NXP USA Inc., 3.25%, 05/11/41 (Call 11/11/40)	25	17,824
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	15	13,388
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	10	7,745
3.25%, 05/20/27 (Call 02/20/27)	50	47,775
4.50%, 05/20/52 (Call 11/20/51)	10	8,927
4.80%, 05/20/45 (Call 11/20/44)	10	9,531
Texas Instruments Inc., 3.88%, 03/15/39 (Call 09/15/38)	15	13,434
		606,410
Software — 5.7%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	5	3,208
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	8,597
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	10	8,082
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	20	17,097
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)	80	70,672
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	35	33,037
4.40%, 07/01/49 (Call 01/01/49)	20	16,605

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	$170	$117,803
3.30%, 02/06/27 (Call 11/06/26)	25	24,183
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)(a)	90	75,227
2.95%, 04/01/30 (Call 01/01/30)	45	38,614
3.80%, 11/15/37 (Call 05/15/37)	15	11,913
3.85%, 07/15/36 (Call 01/15/36)	15	12,185
3.95%, 03/25/51 (Call 09/25/50)	40	29,302
4.00%, 07/15/46 (Call 01/15/46)	135	100,337
salesforce.com Inc.
1.95%, 07/15/31 (Call 04/15/31)	15	12,188
2.90%, 07/15/51 (Call 01/15/51)	20	13,900
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)	80	70,293
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	15	14,178
3.80%, 04/01/32 (Call 01/01/32)	11	9,808
		687,229
Telecommunications — 7.7%
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	125	97,907
3.50%, 06/01/41 (Call 12/01/40)	95	72,968
3.55%, 09/15/55 (Call 03/15/55)	95	66,581
3.65%, 06/01/51 (Call 12/01/50)	85	62,339
Bell Telephone Co. of Canada or Bell Canada (The), 4.46%, 04/01/48 (Call 10/01/47)	15	12,874
British Telecommunications PLC, 9.63%, 12/15/30	5	6,014
Cisco Systems Inc., 5.90%, 02/15/39	25	27,268
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	15	11,891
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	15	17,846
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	10	7,861
4.60%, 05/23/29 (Call 02/23/29)	15	14,279
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	20	19,960
Rogers Communications Inc.
3.80%, 03/15/32 (Call 12/15/31)(c)	10	8,835
4.35%, 05/01/49 (Call 11/01/48)	20	15,613
4.55%, 03/15/52 (Call 09/15/51)(c)	10	8,145
Telefonica Emisiones SA, 7.05%, 06/20/36	55	57,530
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)(a)	35	31,660
2.55%, 03/21/31 (Call 12/21/30)	135	112,378
2.99%, 10/30/56 (Call 04/30/56)	110	69,959
3.40%, 03/22/41 (Call 09/22/40)	125	96,270
4.50%, 08/10/33	15	14,190
Security	Par/ Shares (000)	Value

Telecommunications (continued)
Vodafone Group PLC
4.38%, 05/30/28	$49	$48,490
5.25%, 05/30/48	45	40,370
		921,228
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	10	8,972

Transportation — 0.9%
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	31	25,294
3.25%, 04/01/26 (Call 01/01/26)	30	28,698
4.55%, 04/01/46 (Call 10/01/45)	37	30,489
United Parcel Service Inc., 3.75%, 11/15/47 (Call 05/15/47)	27	22,736
		107,217
Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	10	7,884

Total Long-Term Investments — 98.2%
(Cost: $14,299,736)		11,825,298

Short-Term Securities

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	495	495,361
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	20	20,000

Total Short-Term Securities — 4.3%
(Cost: $515,257)		515,361

Total Investments — 102.5%
(Cost: $14,814,993)		12,340,659

Liabilities in Excess of Other Assets — (2.5)		(304,414)

Net Assets — 100.0%		$12,036,245

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation(Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$176,035	$319,176	(a)	$—		$36	$114	$495,361	495	$349	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—		(120,000	)(a)	—	—	20,000	20	1,413		—
						$36	$114	$515,361		$1,762		$—

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2022

Affiliates (continued)

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$11,825,298	$—	$11,825,298
Money Market Funds	515,361	—	—	515,361
	$515,361	$11,825,298	$—	$12,340,659

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate